Taxation - Recognised Income Tax Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Recognised Income Tax Expense [Line Items]
Total current income tax expense/(benefit)	$ 22,247	$ 21,796	$ 0
Total deferred income tax expense/(benefit)	(18,491)	(7,395)	112,409
Total income tax expense/(benefit), recognized	3,756	14,401	112,409
Federal [Member]
Recognised Income Tax Expense [Line Items]
Total current income tax expense/(benefit)	22,138	21,796	0
Total deferred income tax expense/(benefit)	(15,416)	(7,349)	83,776
Foreign [Member]
Recognised Income Tax Expense [Line Items]
Total current income tax expense/(benefit)	0	0	0
Total deferred income tax expense/(benefit)	0	0	0
State [Member]
Recognised Income Tax Expense [Line Items]
Total current income tax expense/(benefit)	109	0	0
Total deferred income tax expense/(benefit)	$ (3,075)	$ (46)	$ 28,633